Note 16 - Segmented Information - Geographical Information (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Segmented revenue	$ 117,545	$ 186,518	$ 1,124,714	$ 1,227,032
Identifiable non-current assets	1,474,058	1,384,881	1,474,058	1,384,881
Latin America [member]
Statement Line Items [Line Items]
Segmented revenue			171,927	240,695
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	1,466,198	1,378,026	1,466,198	1,378,026
CHINA
Statement Line Items [Line Items]
Segmented revenue			927,840	952,090
Identifiable non-current assets	$ 7,859	$ 6,855	7,859	6,855
Other [member]
Statement Line Items [Line Items]
Segmented revenue			$ 24,947	$ 34,247